Note 2 - Significant Accounting Policies (Details) - Debt Instruments (USD $)	Jun. 30, 2013	May 31, 2013	May 31, 2011	Dec. 31, 2013 Non-Convertible Loans [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Non-Convertible Loans [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Non-Convertible Loans [Member]	Dec. 31, 2012 Non-Convertible Loans [Member]
Note 2 - Significant Accounting Policies (Details) - Debt Instruments [Line Items]
Notes and loans payable	$ 36,000	$ 50,000	$ 300,000			$ 4,900,000	$ 400,000
Notes and loans payable				$ 4,900,000	$ 400,000